Average Annual Total Returns - Class A Class C Class I Shares - Victory Market Neutral Income Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions Life of Class		Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Life of Class		Class C 1 Year	Class C 5 Years	Class C Life of Class		Class I 1 Year	Class I 5 Years	Class I Life of Class		FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 1 Year	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 5 Years	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	(1.43%)	2.90%	1.51%	[1]	(2.64%)	2.06%	0.75%	[1]	(0.14%)	2.15%	1.03%	[1]	2.79%	3.35%	1.48%	[1]	4.83%	4.42%	2.55%	[1]	0.58%	1.16%	0.73%

[1]	Inception date of the Fund is November 20, 2012.